Segment Reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of group's operating segment
Total net revenue	$ 128,420	$ 122,233	$ 85,448
Consolidated [Member]
Schedule of group's operating segment
Total net revenue	128,420	122,233	85,448
PRC [Member]
Schedule of group's operating segment
Total net revenue	4,282	17,687	6,076
United States [Member]
Schedule of group's operating segment
Total net revenue	15,663	23,312	34,526
India [Member]
Schedule of group's operating segment
Total net revenue	96,550	70,421	25,126
Rest of the world [Member]
Schedule of group's operating segment
Total net revenue	$ 11,925	$ 10,813	$ 19,720